Note 23 - Income Tax - Provision for (Recovery of) Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current	$ 121,008	$ 123,047
Deferred	(25,998)	(37,537)
Income tax expense	95,010	85,510
Domestic Tax Authority [Member] | Canada Revenue Agency [Member]
Current, Canada	9,390	3,832
Deferred, Canda	(3,006)	912
Foreign Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
Current, United States and Other Foreign	60,101	63,212
Deferred, United States and Other Foreign	(11,837)	(31,291)
Foreign Tax Authority [Member] | Other Foreign Tax Authorities [Member]
Current, United States and Other Foreign	51,517	56,003
Deferred, United States and Other Foreign	$ (11,155)	$ (7,158)